Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash (non-interest bearing)	$ 0	$ 341
Investments - participant-directed:
Investments, at fair value	212,248,664	177,574,238
Investments, at contract value	9,093,440	10,415,989
Total investments	221,342,104	187,990,227
Receivables:
Employer contributions	4,591,092	3,289,188
Participant contributions	74,288	0
Notes receivable from participants	3,646,998	3,265,295
Total receivables	8,312,378	6,554,483
Total assets	229,654,482	194,545,051
Net assets available for benefits	$ 229,654,482	$ 194,545,051